11. Income Taxes (Details 1) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
US statutory rate					€ (728,925)	€ (1,417,399)
Tax difference between foreign and U.S.					28,528	28,909
Change in Valuation Allowance					(700,397)	(1,388,490)
Provision for income taxes	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0